Earnings per share - Calculation (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Before tax
Based on profit from continuing operations	$ 300	$ 1,263
Short-term fluctuations in investment returns on shareholder-backed business	1,383	212
Amortisation of acquisition accounting adjustments	5	2
Loss (gain) attaching to corporate transactions	(27)	94
Adjusted operating profit	1,661	1,571
Tax
Based on profit from continuing operations	(194)	(193)
Short-term fluctuations in investment returns on shareholder-backed business	(118)	(26)
Loss (gain) attaching to corporate transactions	(2)	(3)
Based on adjusted operating profit	(314)	(222)
Non-controlling interests
Based on profit from continuing operations	(2)	(7)
Short-term fluctuations in investment returns on shareholder-backed business	(2)
Based on adjusted operating profit	(4)	(7)
Net of tax and non-controlling interests
Profit (loss) attributable to equity holders of the company	104	(4,010)
Loss from discontinued operations		5,073
Profit from continuing operations	104	1,063
Short-term fluctuations in investment returns on shareholder-backed business	1,263	186
Amortisation of acquisition accounting adjustments	5	2
Loss (gain) attaching to corporate transactions	(29)	91
Based on adjusted operating profit	$ 1,343	$ 1,342
Basic
Profit/loss (in USD per share)	$ 0.038	$ (1.542)
Loss from discontinued operations (in USD per share)		1.951
Profit from continuing operations (in USD per share)	0.038	0.409
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	0.462	0.072
Amortisation of acquisition accounting adjustments (in USD per share)	0.002	0.001
Loss (gain) attaching to corporate transactions	(0.010)	0.034
Adjusted operating profit (in USD per share)	0.492	0.516
Diluted
Profit/loss (in USD per share)	0.038	(1.542)
Loss from discontinued operations (in USD per share)		1.951
Profit from continuing operations (in USD per share)	0.038	0.409
Short-term fluctuations in investment returns on shareholder-backed business (in USD per share)	0.462	0.072
Amortisation of acquisition accounting adjustments (in USD per share)	0.002	0.001
Loss (gain) attaching to corporate transactions	(0.010)	0.034
Adjusted operating profit (in USD per share)	$ 0.492	$ 0.516